Consolidated and Combined Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized	100,000,000	100,000,000
Common stock, issued		110
Common stock, outstanding	15,893,309	110